UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/14

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2014 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--2.3%
Harley-Davidson	78,390		5,221,558
Johnson Controls	88,990		4,211,007
			9,432,565
Banks--4.3%
Ocwen Financial	116,850	a	4,578,183
PNC Financial Services Group	56,070		4,878,090
Wells Fargo & Co.	163,700		8,142,438
			17,598,711
Capital Goods--10.0%
Caterpillar	43,340		4,306,696
Dover	73,260		5,989,005
Eaton	81,800		6,144,816
General Electric	229,030		5,929,587
Honeywell International	66,370		6,156,481
Ingersoll-Rand	113,100		6,473,844
United Technologies	52,070		6,083,859
			41,084,288
Consumer Durables & Apparel--1.1%
PVH	34,900		4,354,473
Consumer Services--2.3%
Las Vegas Sands	62,360		5,037,441
Yum! Brands	58,210		4,388,452
			9,425,893
Diversified Financials--8.5%
Capital One Financial	87,860		6,779,278
IntercontinentalExchange Group	34,980		6,920,093
Invesco	199,846		7,394,302
JPMorgan Chase & Co.	108,520		6,588,249
State Street	104,570		7,272,844
			34,954,766
Energy--12.0%

Cabot Oil & Gas	164,940		5,588,167
Chevron	41,850		4,976,383
EP Energy, Cl. A	55,600	b	1,088,092
Exxon Mobil	45,580		4,452,254
Halliburton	100,580		5,923,156
Nabors Industries	182,120		4,489,258
National Oilwell Varco	71,000		5,528,770
Schlumberger	56,950		5,552,625
Southwestern Energy	167,300	a	7,697,473
Valero Energy	74,230		3,941,613
			49,237,791
Food & Staples Retailing--1.3%
Costco Wholesale	49,080		5,481,254
Food, Beverage & Tobacco--5.9%
Beam	49,670		4,137,511
Mondelez International, Cl. A	135,740		4,689,817
Monster Beverage	69,290	a	4,812,190
PepsiCo	81,640		6,816,940
Philip Morris International	46,360		3,795,493
			24,251,951
Health Care Equipment & Services--1.2%
Express Scripts Holding	63,930		4,800,504
Household & Personal Products--1.8%
Procter & Gamble	91,365		7,364,019
Insurance--3.9%
Aon	60,050		5,061,014
Fidelity National Financial, Cl. A	159,500		5,014,680
MetLife	112,240		5,926,272
			16,001,966
Materials--2.6%
Celanese, Ser. A	74,900		4,157,699
Freeport-McMoRan Copper & Gold	78,400		2,592,688
Nucor	80,200		4,053,308
			10,803,695
Media--2.9%
Comcast, Cl. A	138,540		6,929,771
Walt Disney	63,940		5,119,676
			12,049,447

Pharmaceuticals, Biotech & Life Sciences--13.0%
Actavis	20,410	a	4,201,398
Alexion Pharmaceuticals	12,300	a	1,871,199
Allergan	37,940		4,708,354
Amgen	19,100		2,355,794
Biogen Idec	10,900		3,333,983
Bristol-Myers Squibb	84,800		4,405,360
Gilead Sciences	68,430	a	4,848,950
Merck & Co.	141,170		8,014,221
Pfizer	222,780		7,155,694
Shire, ADR	31,690		4,706,916
Teva Pharmaceutical Industries,
ADR	68,950		3,643,318
Thermo Fisher Scientific	34,160		4,107,398
			53,352,585
Retailing--3.1%
Amazon.com	18,300	a	6,158,316
Family Dollar Stores	39,290		2,279,213
Lowe's	89,810		4,391,709
			12,829,238
Semiconductors & Semiconductor Equipment--4.0%
Avago Technologies	100,990		6,504,766
Micron Technology	257,530	a	6,093,160
Taiwan Semiconductor
Manufacturing, ADR	197,220		3,948,344
			16,546,270
Software & Services--8.4%
Adobe Systems	71,600	a	4,706,984
Facebook, Cl. A	48,300	a	2,909,592
Google, Cl. A	6,340	a	7,065,993
salesforce.com	85,040	a	4,854,934
ServiceNow	78,380	a	4,696,530
Splunk	45,420	a	3,247,076
Yahoo!	190,970	a	6,855,823
			34,336,932
Technology Hardware & Equipment--6.3%
Alcatel-Lucent, ADR	850,030		3,315,117
Apple	26,000		13,955,240

Corning	213,930	4,454,023
Seagate Technology	70,170	3,940,747
		25,665,127
Telecommunication Services--1.0%
AT&T	57,150	2,004,250
Verizon Communications	40,560	1,929,439
		3,933,689
Transportation--.8%
Union Pacific	16,700	3,133,922
Utilities--2.0%
CenterPoint Energy	178,300	4,223,927
Sempra Energy	39,950	3,865,562
		8,089,489
Total Common Stocks
(cost $343,463,878)		404,728,575

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,354,099)	4,354,099 [c]	4,354,099
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,050,167)	1,050,167 [c]	1,050,167
Total Investments (cost $348,868,144)	100.1%	410,132,841
Liabilities, Less Cash and Receivables	(.1%)	(217,798)
Net Assets	100.0%	409,915,043

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $1,040,596 and the value of the collateral held by the fund was $1,050,167.
c	Investment in affiliated money market mutual fund.

At March 31 2014, net unrealized appreciation on investments was $61,264,697 of which $65,123,031 related to appreciated investment securities and $3,858,334 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	13.0
Energy	12.0
Capital Goods	10.0
Diversified Financials	8.5
Software & Services	8.4
Technology Hardware & Equipment	6.3
Food, Beverage & Tobacco	5.9
Banks	4.3
Semiconductors & Semiconductor Equipment	4.0
Insurance	3.9
Retailing	3.1
Media	2.9
Materials	2.6
Automobiles & Components	2.3
Consumer Services	2.3
Utilities	2.0
Household & Personal Products	1.8
Money Market Investments	1.4
Food & Staples Retailing	1.3
Health Care Equipment & Services	1.2
Consumer Durables & Apparel	1.1
Telecommunication Services	1.0
Transportation	.8
100.1

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	382,610,114	-	-	382,610,114
Equity Securities - Foreign Common Stocks+	22,118,461	-	-	22,118,461
Mutual Funds	5,404,266	-	-	5,404,266

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2014 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--2.4%
Harley-Davidson	5,860		390,335
Johnson Controls	5,960		282,027
			672,362
Banks--1.5%
Ocwen Financial	5,390	a	211,180
Wells Fargo & Co.	4,200		208,908
			420,088
Capital Goods--10.4%
Boeing	3,500		439,215
Caterpillar	3,660		363,694
Dover	6,100		498,675
Honeywell International	6,770		627,985
Ingersoll-Rand	9,660		552,938
United Technologies	3,490		407,772
			2,890,279
Consumer Durables & Apparel--2.0%
NIKE, Cl. B	7,420		548,041
Consumer Services--2.4%
Las Vegas Sands	8,260		667,243
Diversified Financials--1.8%
IntercontinentalExchange Group	1,000		197,830
Invesco	8,428		311,836
			509,666
Energy--7.1%
Baker Hughes	5,600		364,112
EOG Resources	1,780		349,183
EP Energy, Cl. A	4,000		78,280
Gulfport Energy	5,390	a	383,660
Halliburton	5,770		339,795
Valero Energy	8,300		440,730
			1,955,760
Food & Staples Retailing--1.5%
Costco Wholesale	3,780		422,150
Food, Beverage & Tobacco--5.5%
Hillshire Brands	6,270		233,620
Mondelez International, Cl. A	4,780		165,149

Monster Beverage	5,450	a	378,503
PepsiCo	4,760		397,460
Philip Morris International	4,310		352,860
			1,527,592
Health Care Equipment & Services--1.0%
Catamaran	5,950	a	266,322
Household & Personal Products--2.7%
Colgate-Palmolive	4,330		280,887
Procter & Gamble	5,970		481,182
			762,069
Materials--3.6%
Celanese, Ser. A	5,200		288,652
Nucor	7,900		399,266
Praxair	2,260		295,992
			983,910
Media--3.6%
Comcast, Cl. A	11,100		555,222
Walt Disney	5,500		440,385
			995,607
Pharmaceuticals, Biotech & Life Sciences--12.9%
Acadia Pharmaceuticals	8,265	a	201,088
Actavis	1,950	a	401,408
Alexion Pharmaceuticals	1,200	a	182,556
Allergan	2,600		322,660
Amgen	2,260		278,748
Biogen Idec	1,180	a	360,927
Bristol-Myers Squibb	10,290		534,566
Gilead Sciences	6,500	a	460,590
Incyte	4,080	a	218,362
Shire, ADR	2,470		366,869
Thermo Fisher Scientific	2,010		241,682
			3,569,456
Real Estate--.8%
DDR	12,810	b	211,109
Retailing--8.3%
Amazon.com	1,920	a	646,118
Best Buy	10,800		285,228
Lowe's	11,610		567,729
Tiffany & Co.	4,580		394,567
TripAdvisor	3,180	a	288,076
Urban Outfitters	3,230	a	117,798
			2,299,516
Semiconductors & Semiconductor Equipment--5.6%

Avago Technologies	6,740		434,123
Freescale Semiconductor	14,280	a	348,575
Micron Technology	18,050	a	427,063
Skyworks Solutions	9,050	a	339,556
			1,549,317
Software & Services--16.3%
Adobe Systems	5,510	a	362,227
Facebook, Cl. A	9,660	a	581,918
Google, Cl. A	930	a	1,036,494
LinkedIn, Cl. A	2,260	a	417,964
NetSuite	2,620	a	248,455
salesforce.com	5,100	a	291,159
ServiceNow	5,160	a	309,187
Splunk	4,080	a	291,679
Tableau Software, Cl. A	2,800		213,024
Workday, Cl. A	2,060	a	188,346
Yahoo!	9,140	a	328,126
Yelp	3,200	a	246,176
			4,514,755
Technology Hardware & Equipment--8.3%
Apple	2,490		1,336,483
Ciena	12,890	a,c	293,119
QUALCOMM	5,230		412,438
Seagate Technology	4,790		269,006
			2,311,046
Telecommunication Services--.5%
Verizon Communications	2,730		129,866
Transportation--1.7%
Union Pacific	2,580		484,163
Total Common Stocks
(cost $20,042,588)			27,690,317

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $26,945)	26,945	[d]	26,945
Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $292,293)	292,293	[d]	292,293

Total Investments (cost $20,361,826)	101.1%	28,009,555
Liabilities, Less Cash and Receivables	(1.1%)	(301,970)
Net Assets	100.0%	27,707,585

ADR - American Depository Receipts

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $290,185 and the value of the collateral held by the fund was $292,293.
d Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $7,647,729 of which $7,760,239 related to appreciated investment securities and $112,510 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	16.3
Pharmaceuticals, Biotech & Life Sciences	12.9
Capital Goods	10.4
Retailing	8.3
Technology Hardware & Equipment	8.3
Energy	7.1
Semiconductors & Semiconductor Equipment	5.6
Food, Beverage & Tobacco	5.5
Materials	3.6
Media	3.6
Household & Personal Products	2.7
Automobiles & Components	2.4
Consumer Services	2.4
Consumer Durables & Apparel	2.0
Diversified Financials	1.8
Transportation	1.7
Banks	1.5
Food & Staples Retailing	1.5
Money Market Investments	1.2
Health Care Equipment & Services	1.0
Real Estate	.8
Telecommunication Services	.5
101.1

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	26,889,325	-	-	26,889,325
Equity Securities - Foreign Common Stocks+	800,992	-	-	800,992
Mutual Funds	319,238	-	-	319,238

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)